SHARE-BASED PAYMENTS - Share-based Payments Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total carrying amount of liabilities for cash-settled arrangements (Note 26)	$ 25.1	$ 38.4
Share-Based Payment Arrangements, Current Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related to equity-settled compensation plans	5.0	4.4
Expense related to cash-settled compensation plans	(1.8)	27.1
Total expense recognized as compensation expense	$ 3.2	$ 31.5